Investment in associates - Schedule of Gain (Loss) on Sale of Mining Interest (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 20, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investment In Associates [Line Items]
Cash proceeds on sale of investment in associate (Note 10)		$ 100,302	$ 0
Investments in associates accounted for using equity method		91,417	134,092	$ 120,049
Transfer to long-term investments		(43,363)
Shares sold		83,480
Gain on sale of mining interests (Note 9)		16,822	0
Calibre
Disclosure Of Investment In Associates [Line Items]
Fair value of common shares received	$ 101,455
Transaction costs	(1,153)
Cash proceeds on sale of investment in associate (Note 10)	100,302
Investments in associates accounted for using equity method	126,843	0	$ 130,953	$ 111,774
Transfer to long-term investments	(43,363)	(43,363)
Shares sold	83,480	$ 83,480
Gain on sale of mining interests (Note 9)	$ 16,822